Adoption of New Accounting Standards - Disclosure of impact of adoption of IFRS 16 on consolidated statement of earnings (loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Impact on earnings for the period
Increase in depreciation and amortization expenses	$ 438,626	$ 282,806
Increase in net financing charges	202,534	371,086
Net earnings (loss)	$ 61,862	$ (108,906)	[1],[2],[3]
Decrease in earnings per share
Basic (in dollars per share)	$ 0.22	$ (0.49)	[1],[3]
Diluted (in dollars per share)	$ 0.22	$ (0.49)
IFRS 16
Impact on earnings for the period
Increase in depreciation and amortization expenses	$ (17,532)
Increase in net financing charges	(2,368)
Decrease in other operational costs	19,414
Net earnings (loss)	$ (486)
Decrease in earnings per share
Basic (in dollars per share)	$ 0.00
Diluted (in dollars per share)	$ 0.00

[1]	Certain amounts were reclassified in the comparative periods. See note 2.
[2]	The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[3]	The Corporation applied IFRS 16, Leases (“IFRS 16”) from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.